SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Stock Options and Warrants Weighted Average Assumptions
	2019	2018	2017
Share price at grant date	—	$0.22	$0.25
Exercise price	—	$0.23	$0.26
Expected life (in years)	—	5	2
Expected volatility	—	202%	215%
Risk free interest rate	—	2.07%	0.76%
Expected dividend yield	—	0%	0%
Expected forfeiture rate	—	0%	0%

Schedule of Continuity of Stock Options and Warrants
	Number	Weighted average exercise price
		$
Balance, December 31, 2017	4,564,565	0.28
Granted	8,690,000	0.24
Exercised	(5,600,000)	0.23
Cancelled or forfeited	(6,379,565)	0.25
Balance, December 31, 2018 and 2019	1,275,000	0.30

Schedule of Stock Options and Warrants Outstanding and Exercisable
Options Outstanding	Options exercisable	Exercise price	Remaining life (years)	Expiry date
		$
325,000	325,000	0.45	2.21	March 17, 2022
950,000	950,000	0.25	3.13	February 17, 2023
1,275,000	1,275,000	0.30	2.90
Options Outstanding	Options exercisable	Exercise price	Remaining life (years)	Expiry date
		$
325,000	325,000	0.45	3.21	March 17, 2022
950,000	950,000	0.25	4.13	February 17, 2023
1,275,000	1,275,000	0.30	3.90

Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of Stock Options and Warrants Weighted Average Assumptions

Exercise price	$0.40
Expected life	2 years
Expected volatility	225%
Risk free interest rate	0.76%
Expected dividend yield	0%
Expected forfeiture rate	0%
Exercise price	$0.40
Expected life	0.5 years
Expected volatility	81%
Risk free interest rate	1.32%
Expected dividend yield	0%
Expected forfeiture rate	0%

Schedule of Continuity of Stock Options and Warrants
	Number	Weighted average exercise price
		$

Balance, December 31, 2017	16,070,029	0.42
Granted	24,952,622	0.22
Exercised	(8,665,201)	0.25
Expired	(16,066,877)	0.43

Balance, December 31, 2018	16,290,573	0.12
Granted	15,924,860	0.09
Balance, December 31, 2019	32,215,433	0.11

Schedule of Stock Options and Warrants Outstanding and Exercisable
Number of warrants outstanding	Exercise price $	Expiry date
113,829	0.14	September 20, 2020
48,448	0.13	September 27, 2020
550,000	0.15	September 30, 2020
31,491	0.11	October 24, 2020
141,913	0.12	October 11, 2020
5,000,000	0.09	November 13, 2020
10,000,000	0.09	November 13, 2020
15,000,000	0.09	November 13, 2020
90,164	0.09	November 26, 2020
25,219	0.11	November 2, 2020
111,700	0.08	December 2, 2020
180,889	0.09	December 30, 2020
921,780	0.09	October 1, 2021
32,215,433